THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED APRIL 14, 2009 TO THE
               CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS FOR
                         FIFTH THIRD ALL CAP VALUE FUND
                  FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
                        FIFTH THIRD DIVIDEND GROWTH FUND
                        FIFTH THIRD MICRO CAP VALUE FUND
                       FIFTH THIRD PRIME MONEY MARKET FUND
                        FIFTH THIRD SMALL CAP VALUE FUND
                        FIFTH THIRD STRATEGIC INCOME FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY FOR THE FIFTH THIRD PRIME MONEY MARKET FUND:

The Fifth Third Prime Money Market Fund (the "Fund") currently participates in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Fund to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund's continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Fund at 1-800-282-5706 for more information regarding the Fund's participation in the Program. Additional information about the Program is available at http://www.treas.gov.

2. THE FUNDS' PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF APRIL 9, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as the portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND and of the FIFTH THIRD STRATEGIC INCOME FUND. References to Mr. Krumpelman in the Prospectus are hereby deleted in their entirety.

3. THE BIOGRAPHIES OF THE PORTFOLIO MANAGERS LISTED BELOW IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 55 OF THE PROSPECTUS WERE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF APRIL 9, 2009:

Amy Denn has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006 and of the FIFTH THIRD DIVIDEND GROWTH FUND since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core, and Active Growth products. She joined FTAM in 2003 and has 12 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003. Mr. Klein currently serves as the Managing Director of Value Strategies, the Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mary Jane Matts has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 21 years of investment experience. Prior to joining FTAM, Ms. Matts joined National City in 1995, where she was the Director of Research for the Wealth Management Group at National City, which includes the Private Client Group and NatCity Investments, a brokerage firm and had also managed the Value Team on the institutional side at National City. Prior to that, she was the Director of Research at Society Asset Management (now known as Victory Capital Management). She has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

4. FOOTNOTE 5 IN THE SHAREHOLDER FEES TABLE ON PAGE 40 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" FOR THE PRIME MONEY MARKET FUND WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(5)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by the Fund without regard to the Fund's expense limitation agreement and are in addition to the Fund's Total Annual Fund Operating Expenses described above.

5. THE BIOGRAPHY FOR MR. ERIC HOLMES IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 55 OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 14 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products. Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


ABCSUPP41409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED APRIL 14, 2009 TO THE
                         PREFERRED SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

2. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 6 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.

3. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFPRSUPP41409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED APRIL 14, 2009 TO THE
                          SELECT SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

2. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 6 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.

3. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFSESUPP41409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED APRIL 14, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

2. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 4 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.

3. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMISUPP41409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED APRIL 14, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                         FIFTH THIRD ALL CAP VALUE FUND
                  FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
                        FIFTH THIRD DIVIDEND GROWTH FUND
                        FIFTH THIRD MICRO CAP VALUE FUND
                       FIFTH THIRD PRIME MONEY MARKET FUND
                        FIFTH THIRD SMALL CAP VALUE FUND
                        FIFTH THIRD STRATEGIC INCOME FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY FOR THE FIFTH THIRD PRIME MONEY MARKET FUND:

The Fifth Third Prime Money Market Fund (the "Fund") currently participates in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Fund to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund's continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Fund at 1-800-282-5706 for more information regarding the Fund's participation in the Program. Additional information about the Program is available at http://www.treas.gov.

2. THE FUNDS' PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF APRIL 9, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as the portfolio manager of the Fifth Third Dividend Growth Fund and of the Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the Prospectus are hereby deleted in their entirety.

3. The biographies of the portfolio managers listed below in the section "Fund Management--Portfolio Managers" beginning on page 47 of the Prospectus were deleted in their entirety and replaced with the following as of April 9, 2009:

Amy Denn has been the portfolio manager of the Fifth Third Quality Growth Fund since November 2006 and of the Fifth Third Dividend Growth Fund since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core, and Active Growth products. She joined FTAM in 2003 and has 12 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.

Peter M. Klein has been the portfolio manager of the Fifth Third All Cap Value Fund since January 2003. Mr. Klein currently serves as the Managing Director of Value Strategies, the Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mary Jane Matts has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since July 2005 and of the Fifth Third All Cap Value Fund since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 21 years of investment experience. Prior to joining FTAM, Ms. Matts joined National City in 1995, where she was the Director of Research for the Wealth Management Group at National City, which includes the Private Client Group and NatCity Investments, a brokerage firm and had also managed the Value Team on the institutional side at National City. Prior to that, she was the Director of Research at Society Asset Management (now known as Victory Capital Management). She has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

4. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 36 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" FOR THE PRIME MONEY MARKET FUND WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by the Fund without regard to the Fund's expense limitation agreement and are in addition to the Fund's Total Annual Fund Operating Expenses described above.

5. THE BIOGRAPHY FOR MR. ERIC HOLMES IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 47 OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

Eric J. Holmes has been the portfolio manager of the Fifth Third Micro Cap Value Fund since April 2005 and of the Fifth Third Small Cap Value Fund since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 14 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products. Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

STBDSUPP41409